UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21793

Name of Fund:  BlackRock Enhanced Government Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Enhanced Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock Enhanced Government Fund, Inc.


Schedule of Investments as of March 31, 2007                                                                    (in U.S. dollars)

                                                                 Face       Interest             Maturity
Issue                                                           Amount        Rate               Date(s)                Value
Government & Agency Obligations - 67.3%


Federal Farm Credit Bank                                 $    3,500,000      4.55 %             6/08/2020         $     3,294,288

Federal Home Loan Bank System                                 3,525,000      5.40             10/27/2011 (e)            3,533,150

U.S. Treasury Bonds                                             789,000      8.125              8/15/2019               1,030,385
                                                              1,220,000      8.50               2/15/2020               1,644,522
                                                              2,500,000      6.25               5/15/2030               2,961,915
                                                              1,500,000      4.50               2/15/2036               1,414,218

U.S. Treasury Notes                                              75,000      4.875              8/15/2009                  75,486
                                                            100,000,000      4.75               2/15/2010             100,570,300
                                                             25,000,000      4.625              2/15/2017              24,949,225
                                                              4,800,000      8.75               5/15/2020               6,604,123
                                                             11,700,000      4.75               2/15/2037              11,517,188

Total Government & Agency Obligations (Cost - $157,928,719) - 67.3%                                                   157,594,800


Government Agency Mortgage-Backed Securities** - 81.0%

Fannie Mae Guaranteed Pass-Through Certificates               8,596,925      4.50         4/01/2020 - 11/01/2020        8,323,471
                                                              1,935,469      4.66               7/01/2010               1,907,788
                                                              6,400,038      4.681              2/01/2013               6,393,386
                                                              7,939,300      5.24               4/01/2012               8,005,317
                                                              7,448,128      5.315            10/01/2035 (a)            7,452,664
                                                             50,835,793      5.50         12/01/2021 - 2/01/2037       50,353,254
                                                              2,679,590      5.707              2/01/2012               2,790,534
                                                             20,238,508      6.00       10/01/2035 - 4/15/2037 (b)     20,388,028
                                                              5,516,000      6.60               1/01/2011               5,731,972

Fannie Mae Trust                         353-2                4,819,621      5.00             8/01/2034 (c)             1,146,429
                                         378-5                4,857,661      5.00             7/01/2036 (c)             1,162,842
                                         2006-129-PA          4,386,153      5.50               7/25/2028               4,396,770
                                         367-2                4,546,596      5.50             1/25/2036 (c)             1,064,339


Freddie Mac Mortgage Participation                            1,105,990      4.50               5/01/2034               1,042,684
Certificates                                                 19,658,730      5.00         5/01/2020 - 11/01/2035       19,103,028
                                                              4,512,836      5.015            10/01/2035 (a)            4,489,933
                                                                660,965      5.50               10/01/2035                654,706
                                                              2,495,519      6.00               10/01/2035              2,517,198
                                                              4,460,910      6.50         9/01/2035 - 10/01/2035        4,552,098

Freddie Mac Multiclass Certificates      232-IO               5,232,315      5.00             8/01/2035 (c)             1,228,259
                                         2958-MD              5,000,000      5.50               1/15/2031               5,005,631
                                         3042-EA              2,680,000      4.50               9/15/2035               2,447,443
                                         3081-CP              1,600,000      5.50               10/15/2034              1,586,466
                                         3136-PD              1,674,840      6.00               12/15/2034              1,708,407

Ginnie Mae MBS Certificates                                   2,994,120      5.00               11/15/2035              2,914,999
                                                              3,041,799      5.50               11/15/2035              3,026,941


Government Agency Mortgage-Backed Securities**

Ginnie Mae Trust                         2005-87-C           10,000,000      5.328            9/16/2034 (a)             9,983,367
                                         2006-3-C            10,000,000      5.235            4/16/2039 (a)             9,733,026
                                         2006-30-IO           8,937,063      0.80            5/16/2046 (a)(c)             499,544

Total Government Agency Mortgage-Backed Securities (Cost - $189,519,471) - 81.0%                                      189,610,524


Non-Government Agency Mortgage-Backed Securities** - 8.4%

CS First Boston Mortgage Securities Corp.
   Series 2005-11 Class 6A5                                   1,918,888      6.00               12/25/2035              1,943,879
Countrywide Alternative Loan Trust
   Series 2006-41CB Class 2A17                                3,187,697      6.00               1/25/2037               3,218,273
Greenwich Capital Commercial Funding Corp.
   Series 2006-GG7 Class A4                                   1,500,000      6.11             7/10/2038 (a)             1,565,676
JPMorgan Mortgage Trust Series 2005-A2 Class 4A1              4,197,636      5.21             4/25/2035 (a)             4,134,079
JPMorgan Mortgage Trust Series 2006-CB15 Class 4A             2,500,000      5.814            6/12/2043 (a)             2,579,230
JPMorgan Mortgage Trust Series 2006-LDP7 Class 4A             2,000,000      5.875            4/15/2045 (a)             2,083,352
Residential Funding Mortgage Securities I
   Series 2006-S1 Class 1A5                                   1,644,481      5.25               1/25/1936               1,640,347
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-13Class A1                                     2,595,214      5.00               11/25/2020              2,579,171

Total Non-Government Agency Mortgage-Backed Securities (Cost - $19,395,526) - 8.4%                                     19,744,007


Short-Term Securities - 8.5%

Government Agency Obligations***                            200,000    Federal Home Loan Bank System, 4.902%
                                                                       due 4/02/2007                                      200,000

Repurchase Agreements                                    19,695,375    Lehman Brothers, Inc., purchased on
                                                                       3/30/2007 to yield 4.75% to 4/05/2007,
                                                                       repurchase price $19,710,967, collateralized
                                                                       by U.S. Treasury Bonds, 5.375% due 2/15/2031    19,695,375

Total Short-Term Securities (Cost - $19,895,375) - 8.5%                                                                19,895,375



                                    Number of
                                    Contracts   Options Purchased
Options Purchased - 0.5%

Call Options Purchased - 0.3%              1+   Euro $1 YR MID-CRV, expiring September 2007 at USD 94.75 (d)               31,500
                                           1+   Euro $1 YR MID-CRV, expiring September 2007 at USD 95 (d)                 103,950
                                           1+   Euro $1 YR MID-CRV, expiring September 2007 at USD 95.5 (d)               226,800
                                           8+   Receive a fixed rate of 5.575% and pay a floating rate
                                                based on 3-month LIBOR, expiring January 2007 (d)                         302,319
                                                                                                                  ---------------
                                                                                                                          664,569

Put Options Purchased - 0.2%               8+   Pay a fixed rate of 5.575% and receive a floating rate
                                                based on 3-month LIBOR, expiring January 2007 (d)                         350,717

                                       90,000   U.S. Treasury Bonds, expiring May 2007 at USD 110                          15,469
                                                                                                                  ---------------
                                                                                                                          366,186

Total Options Purchased  (Premiums Paid - $1,119,909) - 0.5%                                                            1,030,755

Total Investments  (Cost - $387,859,000) - 165.7%                                                                     387,875,461



                                                Options Written
Call Options Written - (0.3%)             50+   Pay a fixed rate of 4.85% and pay a floating rate based on
                                                3-month LIBOR, expiring April 2007 (d)                                   (11,100)
                                          40+   Pay a fixed rate of 5.074% and receive a floating rate based
                                                on 3-month LIBOR, expiring April 2007 (d)                                (92,480)
                                          50+   Pay a fixed rate of 5.1275% and receive a floating rate based
                                                on 3-month LIBOR, expiring April 2007 (d)                               (167,200)
                                          15+   Pay a fixed rate of 5.2825% and receive a floating rate based
                                                on 3-month LIBOR, expiring April 2007 (d)                                (51,030)
                                          50+   Pay a fixed rate of 4.625% and receive a floating rate based
                                                on 3-month LIBOR, expiring March 2008 (d)                               (327,850)
                                                                                                                  ---------------
                                                                                                                        (649,660)

Put Options Written - (0.4%)              50+   Receive a fixed rate of 5.35% and pay a floating rate based
                                                on 3-month LIBOR, expiring April 2007 (d)                                   (100)
                                          50+   Receive a fixed rate of 5.125% and pay a floating rate based
                                                on 3-month LIBOR, expiring March 2008 (d)                               (482,200)
                                           1+   Euro $1 YR MID-CRV, expiring September 2007 at USD 95.5 (d)             (393,750)
                                                                                                                  ---------------
                                                                                                                        (876,050)

Total Options Written (Premiums Received - $2,107,407) - (0.7%)                                                       (1,525,710)

Total Investments, Net of Options Written (Cost - $385,751,593*) - 165.0%                                             386,349,751
Liabilities in Excess of Other Assets - (65.0%)                                                                     (152,203,406)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $   234,146,345
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                          $           385,751,593
                                            =======================
    Gross unrealized appreciation           $             1,778,906
    Gross unrealized depreciation                       (1,180,748)
                                            -----------------------
    Net unrealized appreciation             $               598,158
                                            =======================


 ** Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

*** Certain Short-Term Government Agency Obligations are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.

+   One contract represents a notional amount of $1,000,000.

(a) Floating rate security.

(b) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(c) Represents the interest only portion of a mortgage-backed securities and has either a nominal or a notional amount of principal.

(d) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

(e) All or a portion of the security is on hold as collateral in connection with open financial futures contracts.

o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                    $   (10,517,087)    $       74,819
    BlackRock Liquidity Series, LLC
       Money Market Series                                 -    $          195

  o Short sales entered into as of March 31, 2007 were as follows:



    Shares                                Issue                       Value

    18,300,000                      U.S. Treasury Bond         $  (19,567,418)
                                                               ---------------
    Total (Proceeds - $19,567,418)                             $  (19,567,418)
                                                               ===============


  o Swaps outstanding as of March 31, 2007 were as follows:

                                                                 Unrealized
                                                  Notional      Appreciation
                                                   Amount      (Depreciation)

    Receive a fixed rate of 4.8825% and
    pay a floating rate based
    3-month LIBOR

    Broker, UBS Warburg
    Expires December 2013                       $  20,000,000    $   (196,421)

    Pay a fixed rate of 5.14% and
    receive a floating rate based
    3-month LIBOR

    Broker, UBS Warburg
    Expires March 2010                          $  40,000,000        (208,585)

    Receive a fixed rate of 4.926% and
    pay a floating rate based
    3-month LIBOR

    Broker, Credit Suisse First Boston
    International
    Expires August 2011                         $  50,000,000         (99,100)

    Pay a fixed rate of 5.4075% and
    receive a floating rate based
    3-month LIBOR

    Broker, Credit Suisse First Boston
    International
    Expires February 2017                       $  25,000,000        (452,411)

    Pay a fixed rate of 5.24% and
    receive a floating rate based
    3-month LIBOR

    Broker, UBS Warburg
    Expires March 2017                          $  15,000,000         (76,204)

    Pay a fixed rate of 5.21336% and
    receive a floating rate based
    3-month LIBOR

    Broker, Credit Suisse First Boston
    International
    Expires March 2037                          $  12,500,000          330,279
                                                                  ------------
    Total                                                         $  (702,442)
                                                                  ============



Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Government Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Government Fund, Inc.


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Government Fund, Inc.


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Enhanced Government Fund, Inc.


Date:  May 21, 2007